CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 412,676	$ 278,993
Restricted Cash	0	83,070
Deferred financing costs	0	13,695
Due from alliance partner	126,047	0
Receivables	43,953	13,759
Prepaid expenses	24,784	90,420
Assets, Current	607,460	479,937
Non-current assets
Exploration and evaluation assets	7,708,379	4,325,562
Deposits	27,662	0
VAT receivables	36,052	42,079
Assets, Noncurrent	7,772,093	4,367,641
Total assets	8,379,553	4,847,578
Current liabilities
Accounts payable and accrued liabilities	214,163	191,727
Due to related parties	214,731	271,337
Funds held for optionee	0	83,070
Flow-through share premium liability	33,050	0
Liabilities, Current	461,944	546,134
Shareholders' equity
Common Stock, Value	24,290,287	20,068,707
Reserves	3,229,886	2,875,483
Accumulated other comprehensive loss	(44,933)	(24,239)
Deficit	(19,557,631)	(18,618,507)
Stockholders' Equity Attributable to Parent	7,917,609	4,301,444
Total shareholders' equity and liabilities	$ 8,379,553	$ 4,847,578